File No. 333-108472

811-21425

As filed with the Securities and Exchange Commission on May 4, 2009

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.       [ ]

Post-Effective Amendment No. 12☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940          ☒

Amendment No. 14☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST I*

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Dorothy E. Bourassa, Secretary, Pioneer Series Trust I

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 8, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(3)of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This filing relates solely to Pioneer Growth Fund, Pioneer Intermediate Tax Free Income Fund and Pioneer Select Mid Cap Growth Fund (formerly, Pioneer Mid Cap Growth Fund II), series of the Registrant.

STATEMENT OF INCORPORATION BY REFERENCE

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 333-108472) and Amendment No. 12 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-21425) pursuant to Rule 485(a) on February 19, 2009 (Accession Number 0001257951-09-000006) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until May 8, 2009.

PART C - OTHER INFORMATION

Item 23. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust.(8)
(a)(2)	Schedule A and Schedule B to Amended and Restated Agreement and Declaration of Trust (as of September 9, 2008).(8)
(a)(3)	Certificate of Trust.(1)
(a)(4)	Amendment to Certificate of Trust.(1)
(b)	Amended and Restated By-Laws.(8)
(c)	Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws cited under Items 23(a)(1) and 23(b).
(d)(1)	Amended and Restated Management Agreement(with to Pioneer Oak Ridge Large Cap Growth Fund and Pioneer Oak Ridge Small Cap Growth Fund).(8)
(d)(2)	Form of Amended and Restated Management Agreement (with respect to Pioneer Growth Fund, Pioneer Mid Cap Growth Fund II and Pioneer Intermediate Tax Free Income Fund).(8)
(d)(3)	Subadvisory Agreement between Pioneer Investment Management, Inc. and Oak Ridge Investments, LLC for Pioneer Oak Ridge Large Cap Growth Fund.(4)
(d)(4)	Subadvisory Agreement between Pioneer Investment Management, Inc. and Oak Ridge Investments, LLC for Pioneer Oak Ridge Small Cap Growth Fund.(4)
(e)(1)	Underwriting Agreement with Pioneer Funds Distributor, Inc.(3)
(e)(2)	Dealer Sales Agreement.(6)
(f)	None.
(g)(1)	Custodian Agreement with Brown Brothers Harriman & Co.(5)
(g)(2)	Amended Appendix A to Custodian Agreement.(6)
(h)(1)	Master Investment Company Service Agreement with Pioneer Investment Management Shareholder Services, Inc.(5)
(h)(2)	Amended Exhibit A to Investment Company Service Agreement.(6)
(h)(3)	Amended and Restated Administration Agreement with Pioneer Investment Management, Inc.(8)
(h)(4)	Expense Limit Agreement.(8)
(h)(5)	Form of Expense Limit Agreement(with respect to Pioneer Growth Fund, Pioneer Mid Cap Growth Fund II and Pioneer Intermediate Tax Free Income Fund).(8)
(i)(1)	Opinion of Counsel.(2)
(j)	Consents of Independent Registered Public Accounting Firms.(*)
(k)	None.
(l)	None.
(m)(1)	Pioneer Funds Distribution Plan.(7)
(m)(2)	Class R Service Plan for Pioneer Oak Ridge Large Cap Growth Fund.(3)
(n)(1)	Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Oak Ridge Large Cap Growth Fund.(4)

(n)(2)	Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Oak Ridge Small Cap Growth Fund.(4)
(o)	Not applicable.
(p)(1)	Code of Ethics - Pioneer Investment Management, Inc. and Pioneer Institutional Asset Management, Inc.(8)
(p)(2)	Pioneer Funds Code of Ethics.(4)
(p)(3)	Pioneer Funds Distributor, Inc. Code of Ethics.(4)
(p)(4)	Oak Ridge Code of Ethics.(6)
N/A(1)	Power of Attorney (all).(6)
N/A(2)	Power of Attorney (Mark E. Bradley).(7)
N/A(3)	Power of Attorney (Benjamin M. Friedman).(8)
N/A(4)	Power of Attorney (Stephen K. West).(8)

____________

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant’s Registration Statement on Form N-1A (File No. 333-108472) as filed with the Securities and Exchange Commission (the “SEC”) on September 3, 2003 (Accession No. 0001016964-03-000201).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC on October 31, 2003 (Accession No. 0001016964-03-000233).

(3) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC on June 30, 2004 (Accession No. 0001016964-04-000263).

(4) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC on March 28, 2005 (Accession No. 0001016964-05-000116).

(5) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC on March 30, 2006 (Accession No. 0001257951-06-000005).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC on April 25, 2007 (Accession No. 0001145443-07-001164).

(7) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC on March 27, 2008 (Accession No. 0001257951-08-000007).

(8) Previously filed. Incorporated herein by reference from the exhibits filed in the Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-108472) as filed with the SEC on February 19, 2009 (Accession No. 0001257951-08-000007).

(*) To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Except for the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration”), establishing the Trust as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Trust or the appropriate Trust series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved s a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Pioneer Investment Management, Inc. (“Pioneer Investments”) is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredit S.p.A.(“UniCredit”). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

To the knowledge of the Trust, none of Pioneer Investments’ directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredit subsidiaries.

NAME OF DIRECTOR/OFFICER	OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO FISCAL YEARS
John F. Cogan, Jr.	Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

Item 27. Principal Underwriters

(a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies.

Pioneer Bond Fund

Pioneer Emerging Markets Fund

Pioneer Equity Income Fund

Pioneer Equity Opportunity Fund

Pioneer Fund

Pioneer Fundamental Growth Fund

Pioneer High Yield Fund

Pioneer Ibbotson Asset Allocation Series

Pioneer Independence Fund

Pioneer International Equity Fund

Pioneer Mid Cap Growth Fund

Pioneer Mid Cap Value Fund

Pioneer Money Market Trust

Pioneer Protected Principal Trust

Pioneer Real Estate Shares

Pioneer Research Fund

Pioneer Select Growth Fund

Pioneer Select Value Fund

Pioneer Series Trust I

Pioneer Series Trust II

Pioneer Series Trust III

Pioneer Series Trust IV

Pioneer Series Trust V

Pioneer Series Trust VI

Pioneer Series Trust VII

Pioneer Series Trust VIII

Pioneer Series Trust IX

Pioneer Short Term Income Fund

Pioneer Small Cap Value Fund

Pioneer Strategic Income Fund

Pioneer Tax Free Income Fund

Pioneer Value Fund

Pioneer Variable Contracts Trust

(b) Directors and officers of Pioneer Funds Distributor, Inc.:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH TRUST
Daniel K. Kingsbury	Director	Executive Vice President and Trustee
Joseph D. Kringdon	Director and President	None
Mark D. Goodwin	Executive Vice President and Chief Operating Officer	None
Gregg Dooling	Chief Financial Officer	None
Christopher E. Saulnier	Treasurer	None
Dorothy E. Bourassa	Senior Vice President and Secretary	Secretary
Nate Algiere	Senior Vice President	None
John P. Davy	Senior Vice President	None
Michael B. Glenn	Senior Vice President	None
Alexander Sarafianos	Senior Vice President	None

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts and records are maintained at the Fund’s office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 4th day of May, 2009.

PIONEER SERIES TRUST I

By: /s/ Daniel K. Kingsbury

Daniel K. Kingsbury

Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 4, 2009.

Signature	Title
John F. Cogan* John F. Cogan, Jr.	Chairman of the Board, President (Principal Executive Officer) and Trustee
Mark E. Bradley* Mark E. Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
David R. Bock* David R. Bock	Trustee
Mary K. Bush* Mary K. Bush	Trustee
Benjamin M. Friedman* Benjamin M. Friedman	Trustee
Margaret B. W. Graham* Margaret B. W. Graham	Trustee
/s/ Daniel K. Kingsbury* Daniel K. Kingsbury	Executive Vice President and Trustee
Thomas J. Perna* Thomas J. Perna	Trustee
Marguerite A. Piret* Marguerite A. Piret	Trustee
Stephen K. West* Stephen K. West	Trustee

*By: /s/ Daniel K. Kingsbury	Dated: May 4, 2009
Daniel K. Kingsbury
Attorney-in-Fact